UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:   28-12659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:


James D. Harris               Palo Alto, CA           October 30, 2009


Report Type (Check only one.):

_X_   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
 -
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:         $ 91,244 x 1,000


List of Other Included Managers:    None

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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS      CUSIP        X1000      SHARES    PRN  CALL  DISC.   MGR         VOTING AUTH
                                                                                                  SOLE       SHR   NONE

BERKSHIRE HATHAWAY INC DEL CL B       084670207    731        220       SH         SOLE           220
COCA COLA CO               COM        191216100    4296       80000     SH         SOLE           80000
COMPASS MINERALS INTL INC  COM        20451N101    10352      168000    SH         SOLE           168000
CHESAPEAKE ENERGY CORP     COM        165167107    1846       65000     SH         SOLE           65000
FINISHMASTER INC           COM        31787P108    4160       251368    SH         SOLE           251368
GRAY TELEVISION INC        COM        389375106    1426       614482    SH         SOLE           614482
IRON MTN INC               COM        462846106    4372       164000    SH         SOLE           164000
LEUCADIA NATL CORP         COM        527288104    4202       170000    SH         SOLE           170000
MARTIN MARIETTA MATLS INC  COM        573284106    4972       54000     SH         SOLE           54000
MCDONALDS CORP             COM        580135101    1883       33000     SH         SOLE           33000
MEDIACOM COMMUNICATIONS    CL A       58446K105    5472       950000    SH         SOLE           950000
CORP
MOBILE MINI INC            COM        60740F105    5309       305800    SH         SOLE           305800
MOHAWK INDS INC            COM        608190104    1908       40000     SH         SOLE           40000
PIONEER NAT RES CO         COM        723787107    4718       130000    SH         SOLE           130000
PLUM CREEK TIMBER CO INC   COM        729251108    1379       45000     SH         SOLE           45000
PROGRESSIVE CORP OHIO      COM        743315103    995        60000     SH         SOLE           60000
SUN COMMUNITIES INC        COM        866674104    1139       52940     SH         SOLE           52940
WASHINGTON POST CO         CL B       939640108    1030       2200      SH         SOLE           2200
XTO ENERGY INC             COM        98385X106    4339       105000    SH         SOLE           105000
YUM BRANDS INC             COM        988498101    6752       200000    SH         SOLE           200000
LOEWS CORP                 COM        540424108    5038       147100    SH         SOLE           147100
MOSAIC CO                  COM        61945A107    1682       35000     SH         SOLE           35000
POTASH CORP SASK INC       COM        73755L107    1084       12000     SH         SOLE           12000
INTREPID POTASH INC        COM        46121Y102    3067       130000    SH         SOLE           130000
POTLATCH CORP NEW          COM        737630103    1849       65000     SH         SOLE           65000
SCRIPPS NETWORKS INTERACT  CL A COM   811065101    739        20000     SH         SOLE           20000
INC CL A
AIRGAS INC                 COM        009363102    2177       45000     SH         SOLE           45000
SPROTT RESOURCE CORP       COM        85207D103    793        240500    SH         SOLE           240500
BERKSHIRE HATHAWAY INC     CL A       84670108     3535       35        SH                        35
DEL

